Submission	Sep. 23, 2026
Submission [Line Items]
Central Index Key	0001190935
Registrant Name	PIMCO CORPORATE & INCOME OPPORTUNITY FUND
Form Type	N-2
Submission Type	N-2ASR
Fee Exhibit Type	EX-FILING FEES